Expense Example, No Redemption - Class C Shares	Feb. 28, 2026 USD ($)
ALPS Global Opportunity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 265
Expense Example, No Redemption, 3 Years	833
Expense Example, No Redemption, 5 Years	1,426
Expense Example, No Redemption, 10 Years	3,031
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,125
Expense Example, No Redemption, 10 Years	2,408
ALPS Balanced Opportunity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	824
Expense Example, No Redemption, 5 Years	1,480
Expense Example, No Redemption, 10 Years	3,205
ALPS | Smith Total Return Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	2,059
ALPS | Smith Short Duration Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	481
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	1,828
ALPS | Smith Credit Opportunities Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	616
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,306
ALPS Asset Allocation Growth & Income
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	489
Expense Example, No Redemption, 5 Years	844
Expense Example, No Redemption, 10 Years	1,843
Kotak India Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	$ 2,293